Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

	December 31,
	2016	2015
	($ in thousands)
Cost:
Computer equipment	$227	$221
Office furniture and equipment	107	104
Machinery and equipment	1,001	961
Leasehold improvements	143	143
	1,478	1,429
Less - accumulated depreciation and amortization	(1,099)	(957)
Net carrying amount	$379	$472